Annual Total Returns (Vanguard REIT Index Fund - Investor Shares Participant) (Vanguard REIT Index Fund, Vanguard REIT Index Fund - Investor Shares)	12 Months Ended
Jan. 31, 2015
Vanguard REIT Index Fund | Vanguard REIT Index Fund - Investor Shares
Annual Total Return
2014	30.13%
2013	2.31%
2012	17.53%
2011	8.47%
2010	28.30%
2009	29.58%
2008	(37.05%)
2007	(16.46%)
2006	35.07%
2005	11.89%